Balance Sheet Details (Details) - Schedule of current liabilities - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Current Liabilities Abstract
Accounts payable		$ 596,261	$ 865,901
Accrued payroll and related expenses		756,729	266,852
Accrued clinical study expenses		327,244	40,329
Accrued professional fees	$ 700,000	294,130	23,216
Accrued clinical development costs		145,566
Accrued other expenses		5,000	12,478
Lease liability		16,752
Total current liabilities	$ 4,373,791	$ 2,141,682	$ 1,208,776